Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Fair value of securities pledged	$ 11,000	$ 8,400
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	$ 402	$ 269